WABF P2 05/24

FRANKLIN TEMPLETON ETF TRUST
SUPPLEMENT DATED MAY 1, 2024
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”),
EACH DATED SEPTEMBER 19, 2023, OF
WESTERN ASSET BOND ETF (THE “FUND”)

Effective May 1, 2024, John Bellows is no longer a portfolio manager of the Fund. All references to Mr. Bellows in the Summary Prospectus, Prospectus and SAI are deleted in their entirety.

Please retain this supplement for future reference.